UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06142

THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2011 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2011 (unaudited)

Shares		Value
COMMON STOCKS—99.57%
Banks—9.63%
949,800	Mitsubishi UFJ Financial Group, Inc.	4,795,487
1,158,900	Mizuho Financial Group, Inc.	1,895,676
398,770	Sumitomo Mitsui Trust Holdings, Inc.	1,458,664
270,000	The Bank of Yokohama, Ltd.	1,314,529
		9,464,356
Building Materials—0.69%
65,000	Central Glass Co., Ltd.	323,995
4,600	Rinnai Corp.	353,117
		677,112
Chemicals—5.52%
205,000	Asahi Kasei Corp.	1,439,013
52,000	Fujifilm Holdings Corp.	1,562,545
57,000	Kureha Corp.	272,372
22,000	Nihon Parkerizing Co., Ltd.	328,130
57,000	Nippon Shokubai Co., Ltd.	740,031
68,000	Sumitomo Bakelite Co., Ltd.	463,318
182,000	Ube Industries, Ltd.	614,168
		5,419,577
Communication—3.66%
231	KDDI Corp.	1,701,855
14,900	NTT Corp.	729,263
637	NTT DoCoMo, Inc.	1,160,941
		3,592,059
Construction—1.59%
70,000	Daiwa House Industry Co., Ltd.	933,153
22,000	MIRAIT Holdings Corp.	180,216
6,100	Sumitomo Forestry Co., Ltd.	57,197
34,000	Toshiba Plant Systems & Services Corp.	387,120
		1,557,686
Electric Appliances—12.88%
30,000	Canon Inc.	1,448,995
182,000	Fuji Electric Co., Ltd.	588,382
13,200	Hamamatsu Photonics K.K.	589,954
256,000	Hitachi Ltd.	1,579,392
6,200	Kyocera Corp.	658,810
180,000	Mitsubishi Electric Corp.	2,102,782
16,000	Murata Manufacturing Co., Ltd.	1,032,457
208,000	NEC Corp.	471,510
13,600	Nidec Corp.	1,341,783
34,700	Omron Corp.	970,295
37,200	Sony Corp.	932,875
18,100	TDK Corp.	930,178
		12,647,413
Electric Power & Gas—1.44%
25,000	Chubu Electric Power Co., Inc.	425,683
20,500	Electric Power Development Co., Ltd.	538,904
27,000	Kansai Electric Power Co., Inc.	451,391
		1,415,978

See accompanying notes to financial statements.

1

Entertainment—0.45%
4,800	Oriental Land Co., Ltd.	446,368

Foods—1.34%
62,000	Kirin Holdings Co., Ltd.	905,564
30,000	Nippon Meat Packers, Inc.	415,379
		1,320,943
Glass & Ceramic Products—1.11%
95,000	Asahi Glass Co., Ltd.	1,092,671

Household Goods—0.25%
63,000	Noritake Co., Ltd.	249,111

Insurance—3.78%
48,350	T&D Holdings Inc.	1,176,990
86,600	Tokio Marine Holdings, Inc.	2,537,545
		3,714,535
Iron & Steel—2.22%
53,700	JFE Holdings, Inc.	1,452,473
292,000	Kobe Steel, Ltd.	639,361
6,000	Kyoei Steel Ltd.	91,963
		2,183,797
Land Transportation—4.30%
27,500	East Japan Railway Co.	1,714,322
145,000	Hankyu Hanshin Holdings, Inc.	578,954
31,500	Hitachi Transport System, Ltd.	563,543
249,000	Nippon Express Co., Ltd.	1,090,417
16,500	Yamato Holdings Co., Ltd.	280,951
		4,228,187
Leisure—0.31%
418	Accordia Golf Co., Ltd.	308,493

Machinery—6.73%
144,000	Ebara Corp.	842,040
33,700	JTEKT Corp.	492,652
4,900	Komatsu Ltd.	154,687
31,200	Makita Corp.	1,458,733
331,000	Mitsubishi Heavy Industries, Ltd.	1,534,776
74,000	NSK Ltd.	714,838
38,000	Ricoh Co., Ltd.	407,213
39,300	THK Co., Ltd.	1,007,809
		6,612,748
Marine Transportation—0.95%
179,000	Mitsui O.S.K. Lines, Ltd.	933,733

Media—1.26%
804	Fuji Media Holdings, Inc.	1,236,445

Non-Ferrous Metals—3.83%
73,000	Nippon Denko Co., Ltd.	486,102
116,100	Sumitomo Electric Industries, Ltd.	1,725,649
88,000	Sumitomo Metal Mining Co., Ltd.	1,549,408
		3,761,159
Oil & Gas Extraction—2.70%
369,730	JX Holdings, Inc.	2,652,494

See accompanying notes to financial statements.

2

Other Financing Business—1.94%
17,700	Orix Corp.	1,901,314

Other Products—0.39%
2,400	Nintendo Co., Ltd.	379,907

Packaging—0.40%
17,600	Fuji Seal International, Inc.	394,663

Pharmaceutical—3.28%
28,900	Astellas Pharma Inc.	1,115,203
65,000	Kyowa Hakko Kirin Co., Ltd.	689,013
7,700	Miraca Holdings Inc.	320,833
37,000	Mitsubishi Tanabe Pharma Corp.	665,276
36,000	Rohto Pharmaceutical Co., Ltd.	427,512
		3,217,837
Precision Instruments—0.21%
7,800	BML, Inc.	207,759

Real Estate—2.88%
113,000	Mitsui Fudosan Co., Ltd.	2,138,035
28,000	Sumitomo Realty & Development Co., Ltd.	687,378
		2,825,413
Retail Trade—4.79%
47,500	Aeon Co., Ltd.	594,056
41,000	DCM Holdings Co., Ltd.	310,510
4,850	Nitori Co., Ltd.	467,884
6,800	Saint Marc Holdings Co., Ltd.	268,882
68,500	Seven & I Holdings Co., Ltd.	1,936,598
20,800	Shimachu Co., Ltd.	515,981
25,900	Xebio Co., Ltd.	610,471
		4,704,382
Rubber Products—0.21%
8,200	Bridgestone Corp.	202,148

Securities—0.40%
80,900	Nomura Holdings Inc.	391,788

Software—1.17%
14,900	Capcom Co., Ltd.	387,085
40,400	Nihon Unisys, Ltd.	241,963
29,900	Sumisho Computer Systems Corp.	519,900
		1,148,948
Textile & Apparel—0.28%
18,100	Kuraray Co., Ltd.	271,826

Transportation Equipment—12.45%
47,100	Aisin Seiki Co., Ltd.	1,804,165
95,700	Honda Motor Co., Ltd.	3,796,445
348,000	Kawasaki Heavy Industries, Ltd.	1,268,470
88,200	Nissan Motor Co., Ltd.	933,802
3,500	Shimano Inc.	182,799
6,100	Toyota Industries Corp.	198,619
90,600	Toyota Motor Corp.	3,681,646
19,000	TS Tech Co., Ltd.	361,940
		12,227,886

See accompanying notes to financial statements.

3

Wholesale Trade—6.53%
34,100	Hitachi High-Technologies Corp.		732,597
128,800	Mitsubishi Corp.		3,422,391
61,200	Mitsui & Co., Ltd.		1,146,909
79,100	Sumitomo Corp.		1,108,460
			6,410,357

Total Common Stocks (Cost—$91,566,655)			97,799,093

Principal
Amount
(000)			Value
SHORT-TERM INVESTMENTS—0.13%
U.S. DOLLAR TIME DEPOSIT—0.13%
132	JPMorgan Chase Bank, 0.10%, due 8/1/11		132,180
	(Cost—$132,180)

Total Investments—99.70%
(Cost—$91,698,835)			97,931,273

Other assets less liabilities—0.30%			290,573

NET ASSETS
	(Applicable to 14,456,819 shares of capital stock outstanding; equivalent to $6.79 per share)	100.00%	$98,221,846

See accompanying notes to financial statements.

4

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by Daiwa SB Investments (U.S.A.) Ltd. (“the Manager”).  The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$97,931,273
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$97,931,273

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2011 was $91,566,655, excluding short-term interest-bearing investments.  At July 31, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $6,232,438 was composed of gross appreciation of $11,404,023 for those investments having an excess of value over cost, and gross depreciation of $5,171,585 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 4, 2011
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Yoshiaki Uematsu	Date: August 4, 2011
Yoshiaki Uematsu, President and Principal Executive Officer